GS Mortgage Securities Corp. ABS-15G

Exhibit 99.3 - Schedule 4

Client Name:
Client Project Name:	GSMBS 2026-NQM3
Start - End Dates:	8/30/2025 - 10/16/2025
Deal Loan Count:	13

Rating Agency ATR QM Data Fields

Loans in Report:	13

Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Borrowers Qualified Through a Non-Resident Alien Program	Residual Income Analysis in File	ATR/QM Residual Income
65B526ED-0E2F-4D0A-9B88-EAC608D32610	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	7.625	Unemployed	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	0
A18E6DA3-4266-4225-BC05-7479E5432DB5	Non-QM: Lender documented all ATR UW factors	No	XXXXXX	XXXXXX	No	No	12699.93	XXXXXX	9.0376	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	Yes	16748.27
8C3152F8-0E65-44EF-8DC1-20DDC5BC221C	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	9.1105	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
FE0ABFD2-F30C-4E7E-ACD4-9CCA3916DC76	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	9	Unemployed	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	0
09F2E859-1181-409E-8526-BB4F75C79A56	Non-QM: Lender documented all ATR UW factors	No	XXXXXX	XXXXXX	No	No	2992.2	XXXXXX	7.8448	Unemployed	Employed	U.S. Citizen	U.S. Citizen	(No Data)	No	0
9D1B83AA-EBEE-4D85-85E0-C807E55F006A	Non-QM: Lender documented all ATR UW factors	No	XXXXXX	XXXXXX	No	No	10675	XXXXXX	8	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0
19722ACE-7BB1-41E7-A9ED-D99861D3E7EF	Non-QM: Lender documented all ATR UW factors	No	XXXXXX	XXXXXX	No	No	38816.2	XXXXXX	7.4781	Employed	Unemployed	U.S. Citizen	U.S. Citizen	(No Data)	No	0
EC2B7B5B-D4DC-43CB-A575-E23582488307	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	7.5	Unemployed	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	0
4B6F9901-E2B5-4A48-B7D1-8BD9BFE85AF7	Non-QM: Lender documented all ATR UW factors	No	XXXXXX	XXXXXX	Yes	No	13125	XXXXXX	7.9927	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0
3B8D5C38-8C50-490B-AF61-218E31CA84D6	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	6.875	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0
2BA31E77-6E7B-4D93-AF07-339B98E49442	Non-QM: Lender documented all ATR UW factors	No	XXXXXX	XXXXXX	No	No	37467.73	XXXXXX	8.6939	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	No	0
C5F0DC08-A48C-4369-ACC5-8DED8AA8D715	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	7.375	Unemployed	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	0
A9064910-1F54-4242-AA3B-9550002D19A3	ATR/QM: Exempt	No	XXXXXX	XXXXXX	No	No	0	XXXXXX	7.8751	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	(No Data)	0

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